Unaudited Condensed Combined and Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 895,932	$ 1,585,367
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of vessels and equipment	1,853,833	1,797,841
Amortization of debt issuance cost	32,838	36,423
Amortization of deferred dry-docking cost	137,375	122,829
Amortization of operating lease right-of-use assets	1,498,080	1,438,091
Amortization of discount for long-term payable	50,827	16,158
Changes in operating assets and liabilities:
Accounts receivable	261,821	103,529
Prepayments and other assets	(85,424)	31,867
Accounts payable	14,152	(79,314)
Advance from customers		117,694
Accrued expenses and other liabilities	(21,911)	234,471
Due from related parties	106,889	177,777
Due to related parties	94,383	(264,229)
Operating lease liabilities	(1,656,638)	(1,450,701)
Net cash provided by operating activities	3,182,157	3,867,803
Cash flows from investing activities:
Purchase of long-lived assets	(546,901)	(88,492)
Payment for dry-docking cost		(676,234)
Purchase of time deposit through a related party		(500,000)
Withdraw of time deposit through a related party		12,500,000
Net cash (used in) provided by investing activities	(546,901)	11,235,274
Cash flows from financing activities:
Repayment of long-term loan	(828,144)	(1,045,000)
Financing lease liabilities-principal repayment	(1,626,284)	(1,619,441)
Proceeds from private placement	1,350,000
Dividends to shareholders		(11,600,000)
Deferred IPO cost	(377,543)	(100,000)
Capital injection from investor		500,000
Net cash used in financing activities	(1,481,971)	(13,864,441)
Net increase in cash	1,153,285	1,238,636
Cash at beginning of year	3,751,921	3,416,273
Cash at end of year	4,905,206	4,654,909
Supplemental disclosure information:
Cash paid for interest	1,051,307	1,214,465
Non-cash transactions:
Addition to fixed assets through long term account payable		$ 1,970,544